Taxes (Tables)	12 Months Ended
Dec. 31, 2020
IFRS Text Block [Abstract]
Summary of Major Components of Income Tax Expense

	2020		2019		2018
Current tax expense	Ps.	18,690	Ps.	11,652	Ps.	10,480
Deferred tax expense (income):
Origination and reversal of temporary differences		(5,824)		127		491
Utilization (recognition) of tax losses, net		1,994		(1,201)		(927)
Change in the statutory rate		(41)		(102)		125
Total deferred tax income expense		(3,871)		(1,176)		(311)
Total income taxes	Ps.	14,819	Ps.	10,476	Ps.	10,169

Income Tax Expense/Benefit Recognized in Consolidated Statement of Other Comprehensive Income

Income tax related to items charged or
recognized directly in OCI during the period:	2020		2019		2018
Unrealized gain (loss) on cash flow hedges	Ps.	871	Ps.	(391)	Ps.	(293)
Exchange differences on translation of foreign operations		4,758		(1,667)		(2,647)
Remeasurements of the net defined benefit liability		(208)		(371)		287
Share of the other comprehensive income of equity accounted investees		(2,597)		288		989
Total income tax benefit recognized in OCI	Ps.	2,824	Ps.	(2,141)	Ps.	(1,664)

Reconciliation Between Statutory and Actual Tax Rate
	2020	2019	2018

Mexican statutory income tax rate	30.0%	30.0%	30.0%
Difference between book and tax inflationary values and translation effects	(5.1)%	(2.2)%	(4.0)%
Annual inflation tax adjustment	3.0%	0.2%	(1.2)%
Difference between statutory income tax rates	1.0%	0.9%	1.8%
Non-deductible expenses	3.8%	4.5%	3.2%
Taxable (non-taxable) income	2.9%	(1.0)%	(0.5)%
Effect of changes in Argentina tax law	0.1%	(0.3)%	(0.9)%
Others	(1.9)%	(0.7)%	0.9%
Impairments (1)	4.6%	0.9%	0.4%
Adjustments for previous tax years (2)	30.3%	—%	—%
Income tax credit	(8.3)%	—%	—%
Tax Loss (3)	16.3%	0.1%	0.5%
Consolidated Effective income tax rate (4)	76.7%	32.4%	30.2%
(1)	Includes the impairments of Specialty's and Estrella Azul explained in Note 13 and 10, respectively.
(2)	Related to an agreement with the Mexican tax authority, to resolve interpretative differences over foreign (non-Mexican) dividends received before 2020.
(3)	Includes the adjustments in tax losses recognized during 2020 in Coca-Cola FEMSA.
(4)	The effective income tax rate without the extraordinary effects occurred during 2020 is 33.8%.

Deferred Tax Assets and Liabilities

	Consolidated Statement				Consolidated Statement
	of Financial Position as of				of Income
	December 31, 2020		December 31, 2019		2020		2019			2018
Allowance for doubtful accounts	Ps.	(501)	Ps.	(437)	Ps.	(25)	Ps.	(43)	Ps.	93
Inventories		(757)		76		60		(6)		(27)
Other current assets		122		256		(163)		182		(31)
Property, plant and equipment, net		(4,999)		(4,068)		(708)		(320)		(851)
Investments in equity accounted investees		(9,321)		(5,482)		(15)		7		40
Other assets		(681)		137		(729)		59		(82)
Finite useful lived intangible assets		(181)		(111)		129		(345)		627
Indefinite lived intangible assets		9,316		10,788		(261)		1,220		758
Post-employment and other long-term employee benefits		(1,124)		(1,067)		(37)		(2)		(148)
Derivative financial instruments		(121)		(9)		(114)		(31)		(63)
Provisions		1,135		(1,216)		142		1,359		1,122
Temporary non-deductible provision		(4,907)		(3,183)		(1,893)		(1,797)		(293)
Employee profit sharing payable		(371)		(430)		64		8		(27)
Tax loss carryforwards		(8,422)		(10,309)		1,994		(1,201)		(927)
Tax credits to recover (2)		(2,595)		(1,855)		(1,629)		(122)		(109)
Other comprehensive income (1)		32		(596)		86		29		(54)
Exchange differences on translation of foreign operations in OCI		7,697		3,959		—		—		—
Other liabilities		717		533		(440)		(3)		(324)
Right of use from leases, net		(1,049)		(561)		(532)		(577)		—
Deferred tax income					Ps.	(4,071)	Ps.	(1,583)	Ps.	(296)
Deferred tax income net recorded in share of the profit of equity accounted investees						200		407		(15)
Deferred tax income, net					Ps.	(3,871)	Ps.	(1,176)	Ps.	(311)
Deferred income taxes, net		(16,010)		(13,575)
Deferred tax asset		(22,043)		(20,521)
Deferred tax liability	Ps.	6,033	Ps.	6,946
(1)	Deferred tax related to derivative financial instruments and remeasurements of the net defined benefit liability.
(2)

Corresponds to income tax credits arising from dividends received from foreign subsidiaries to be recovered within the next ten years accordingly to the Mexican Income Tax law as well as effects of the exchange of foreign currencies with a related and non-related parties.

Deferred Tax related to Other Comprehensive Income (AOCI)

Income tax related to items charged or
recognized directly in AOCI as of the year:	2020		2019
Unrealized loss on derivative financial instruments	Ps.	795	Ps.	(36)
Remeasurements of the net defined benefit liability		(762)		(560)
Total deferred tax loss related to AOCI	Ps.	33	Ps.	(596)

Schedule of Changes in Net Deferred Income Tax Asset

	2020		2019		2018
Balance at the beginning of the period	Ps.	(13,575)	Ps.	(10,657)	Ps.	(9,720)
Deferred tax provision for the period		(3,871)		(1,176)		(311)
Deferred tax income net recorded in share of the profit of equity accounted investees		(404)		(406)		165
Acquisition of subsidiaries		—		(382)		(316)
Effects in equity:
Unrealized (gain) on cash flow hedges		865		(391)		(445)
Exchange differences on translation of foreign operations		2,215		(2,121)		(1,762)
Remeasurements of the net defined benefit liability		(256)		(204)		543
Retained earnings of equity accounted investees		(32)		384		54
Cash flow hedges in foreign investments		(1,020)		425		310
Restatement effect of the period and beginning balances associated with hyperinflationary economies		68		953		438
Disposal of subsidiaries		—		—		387
Balance at the end of the period	Ps.	(16,010)	Ps.	(13,575)	Ps.	(10,657)

Schedule of Tax Loss Carryforwards

	Tax Loss
Year	Carryforwards
2021	Ps.	35
2022		50
2023		26
2024		69
2025		872
2026		1,884
2027		52
2028		2,683
2029		3,535
2030 and thereafter		2,303
No expiration (Brazil and Colombia)		15,109
	Ps.	26,618

Summary of Changes in the Balance of Tax Loss Carryforwards

	2020		2019
Balance at beginning of the period	Ps.	32,536	Ps.	29,941
Derecognized		(8,521)		(377)
Additions		7,538		7,194
Usage of tax losses		(2,444)		(2,947)
Translation effect of beginning balances		(2,491)		(1,275)
Balance at end of the period	Ps.	26,618	Ps.	32,536